June 26, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Preliminary Proxy Statement for Calvert Variable Series, Inc. Ameritas Income & Growth Portfolio SEC File Nos. 2-80154 and 811-3591

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 is a preliminary proxy statement for the approval of a new investment sub-advisory agreement for the above-referenced Fund.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

Truly Yours,

Ivy Wafford Duke
Associate General Counsel

cc: Sally Samuel